RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions	R 18.0	R 0.0
Closing balance	44.9
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	26.5
Additions	18.0
Lease modifications	7.5
Lease derecognitions	(26.8)
Closing balance	56.1
Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	30.9
Closing balance		30.9
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	(15.9)
Depreciation, right-of-use assets	(13.2)
Lease derecognitions	17.9
Closing balance	(11.2)
Mine plant facilities and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Closing balance	8.2
Mine plant facilities and equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	26.5
Additions	3.8
Lease modifications	0.0
Lease derecognitions	(26.7)
Closing balance	11.1
Mine plant facilities and equipment [Member] | Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	7.5
Closing balance		7.5
Mine plant facilities and equipment [Member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	(15.9)
Depreciation, right-of-use assets	(4.9)
Lease derecognitions	17.9
Closing balance	(2.9)
Mine property and development [member]
Disclosure of quantitative information about right-of-use assets [line items]
Closing balance	36.7
Mine property and development [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	0.0
Additions	14.2
Lease modifications	7.5
Lease derecognitions	(0.1)
Closing balance	45.0
Mine property and development [member] | Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	23.4
Closing balance		R 23.4
Mine property and development [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and other movements	0.0
Depreciation, right-of-use assets	(8.3)
Lease derecognitions	0.0
Closing balance	R (8.3)